CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (108,240)	$ (56,366)	$ 17,889
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,007	36,344	35,407
Share-based compensation expense	1,025	1,502	1,846
Accrued severance pay, net	(268)	(58)	121
Changes in deferred tax, net	11,905	(5,693)	(4,473)
Capital loss (gain) from sale of property, plant and equipment	18	67	(3)
Decrease in trade receivables	11,760	2,612	815
Decrease (increase) in other accounts receivable and prepaid expenses	8,145	3,645	(9,036)
Decrease (increase) in inventories	101,549	(40,884)	(54,189)
Increase (decrease) in trade payables	(29,465)	(21,032)	28,277
Increase in warranty provision	(165)	(119)	112
Legal settlements and loss contingencies, net	(4,770)	568	3,283
Decrease in right of use assets	7,865	28,056	25,906
Decrease in lease liabilities	(9,516)	(36,478)	(22,085)
Contingent consideration related to acquisition	264	120	(288)
Amortization of premium and accretion of discount on marketable securities, net	63	238	412
Changes in accrued interest related to marketable securities	39	74	42
Goodwill and long-lived assets impairment charges	47,939	71,258	0
Decrease in accrued expenses and other liabilities including related party	(1,626)	(7,165)	(3,352)
Net cash (used in) provided by operating activities	66,529	(23,311)	20,684
Cash flows from investing activities:
Net cash paid for acquisitions	0	(2,245)	0
Investment in short-term deposits	(36,500)	0	0
Purchase of property, plant and equipment	(11,168)	(17,801)	(31,477)
Proceeds from sale of property, plant and equipment	177	12	9
Repayment of assumed shareholders loan related to acquisition	0	0	(1,966)
Investment in marketable securities	0	0	(11,738)
Sale and maturity of marketable securities	7,100	12,401	10,395
Proceeds from (investment in) long-term deposits	(135)	348	(108)
Net cash used in investing activities	(40,526)	(7,285)	(34,885)
Cash flows from financing activities:
Dividend paid	0	(8,625)	(10,681)
Proceeds (repayment) of short-term bank credit and loans, net	(23,268)	18,640	(11,761)
Contingent and deferred considerations related to acquisition	(511)	0	(1,492)
Repayment of a financing liability of land	0	(859)	(1,320)
Net cash used in financing activities	(23,779)	9,156	(25,254)
Effect of exchange rate differences on cash and cash equivalents	318	(794)	(478)
Increase (decrease) in cash and cash equivalents	2,542	(22,234)	(39,933)
Cash and cash equivalents at beginning of year	52,081	74,315	114,248
Cash and cash equivalents at end of year	54,623	52,081	74,315
Cash received (paid) during the year for:
Interest paid	(716)	(1,159)	(1,915)
Interest received	849	439	465
Tax paid	(1,852)	(4,968)	(7,377)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment	188	(925)	(56)
Operating lease liabilities and right-of-use assets	$ 19,364	$ 18,569	$ 57,343